Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax at statutory rate	21.00%	21.00%
State income taxes	6.17%	4.89%
Stock-based compensation	0.00%	(0.13%)
Other	0.03%	0.02%
Change in valuation allowance	(27.20%)	(25.78%)
Effective tax rate	0.00%	0.00%